UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3737

Fidelity Advisor Series IV

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Limited Term Government Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of May 31, 2019

% of fund's investments
1 - 1.99%	16.0
2 - 2.99%	50.8
3 - 3.99%	11.5
4 - 4.99%	3.6
5 - 5.99%	5.5
6 - 6.99%	0.4
7 and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of May 31, 2019*,**
Mortgage Securities	8.5%
CMOs and Other Mortgage Related Securities	17.8%
U.S. Treasury Obligations	65.4%
U.S. Government Agency Obligations***	0.1%
Foreign Government & Government Agency Obligations	5.6%
Asset-Backed Securities	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 5.6%

 ** Futures and Swaps - 20.6%

 *** Includes NCUA Guaranteed Notes

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 65.5%
	Principal Amount	Value
U.S. Treasury Obligations - 65.4%
U.S. Treasury Notes:
1.5% 7/15/20 (a)	$18,508,000	$18,367,744
1.625% 8/31/22	840,000	832,880
1.75% 6/30/22 (a)(b)	12,447,000	12,397,893
1.875% 7/31/22	7,869,000	7,863,775
1.875% 9/30/22 (a)	2,900,000	2,898,641
1.875% 10/31/22	2,508,000	2,505,747
2% 9/30/20	2,602,000	2,598,239
2.125% 12/31/22	1,949,000	1,963,998
2.125% 3/31/24	3,706,000	3,738,283
2.375% 4/15/21	12,830,000	12,923,719
2.5% 12/31/20	38,018,000	38,292,742
2.5% 1/31/21	27,345,000	27,560,769
2.5% 1/15/22	29,069,000	29,501,628
2.625% 12/31/23	12,515,000	12,892,894
2.75% 9/30/20	11,315,000	11,410,028
2.875% 10/31/20	2,800,000	2,830,516
		188,579,496
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.8128% 12/7/20 (NCUA Guaranteed) (c)(d)	186,763	186,511
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.9171% 1/8/20 (NCUA Guaranteed) (c)(d)	275,764	275,792
		462,303
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $187,544,385)		189,041,799

U.S. Government Agency - Mortgage Securities - 17.6%
Fannie Mae - 16.6%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (c)(d)	3,084	3,193
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)	3,784	3,930
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (c)(d)	12,218	12,716
12 month U.S. LIBOR + 1.551% 4.67% 2/1/44 (c)(d)	11,910	12,309
12 month U.S. LIBOR + 1.553% 2.821% 5/1/44 (c)(d)	43,971	45,304
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (c)(d)	2,508	2,620
12 month U.S. LIBOR + 1.558% 4.556% 2/1/44 (c)(d)	13,565	14,022
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (c)(d)	4,981	5,212
12 month U.S. LIBOR + 1.570% 2.599% 5/1/44 (c)(d)	17,541	18,246
12 month U.S. LIBOR + 1.574% 4.627% 4/1/44 (c)(d)	62,235	64,378
12 month U.S. LIBOR + 1.580% 4.575% 1/1/44 (c)(d)	21,403	22,138
12 month U.S. LIBOR + 1.580% 4.681% 4/1/44 (c)(d)	20,503	21,215
12 month U.S. LIBOR + 1.617% 4.582% 3/1/33 (c)(d)	8,346	8,701
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (c)(d)	10,409	10,976
12 month U.S. LIBOR + 1.728% 4.54% 11/1/36 (c)(d)	17,751	18,579
12 month U.S. LIBOR + 1.745% 4.742% 7/1/35 (c)(d)	3,662	3,834
12 month U.S. LIBOR + 1.760% 4.84% 2/1/37 (c)(d)	39,195	41,108
12 month U.S. LIBOR + 1.800% 4.788% 1/1/42 (c)(d)	38,879	40,520
12 month U.S. LIBOR + 1.818% 4.933% 2/1/42 (c)(d)	41,879	43,790
12 month U.S. LIBOR + 1.851% 4.512% 5/1/36 (c)(d)	1,757	1,844
12 month U.S. LIBOR + 1.885% 4.928% 4/1/36 (c)(d)	29,917	31,463
12 month U.S. LIBOR + 2.176% 4.646% 8/1/35 (c)(d)	13,785	14,547
6 month U.S. LIBOR + 1.510% 4.315% 2/1/33 (c)(d)(e)	2,370	2,443
6 month U.S. LIBOR + 1.535% 4.39% 12/1/34 (c)(d)	4,534	4,688
6 month U.S. LIBOR + 1.535% 4.41% 3/1/35 (c)(d)	3,129	3,236
6 month U.S. LIBOR + 1.545% 4.17% 4/1/33 (c)(d)	28,970	29,932
6 month U.S. LIBOR + 1.556% 4.33% 10/1/33 (c)(d)	3,421	3,537
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (c)(d)	1,851	1,916
U.S. TREASURY 1 YEAR INDEX + 2.146% 4.605% 7/1/36 (c)(d)	13,762	14,317
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (c)(d)	1,152	1,204
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(d)	4,611	4,807
U.S. TREASURY 1 YEAR INDEX + 2.303% 4.553% 12/1/32 (c)(d)	47,103	49,030
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.961% 12/1/32 (c)(d)	235,621	245,255
3% 3/1/30 to 11/1/33 (f)	11,786,171	11,976,265
3% 6/1/34 (f)	150,000	152,196
3% 6/1/34 (f)	250,000	253,660
3% 6/1/34 (f)	200,000	202,928
3% 6/1/34 (f)	100,000	101,464
3% 6/1/34 (f)	150,000	152,196
3% 6/1/34 (f)	300,000	304,392
3% 6/1/34 (f)	250,000	253,660
3% 6/1/34 (f)	150,000	152,196
3% 6/1/34 (f)	150,000	152,196
3% 6/1/34 (f)	250,000	253,660
3% 7/1/34 (f)	250,000	253,592
3% 7/1/34 (f)	250,000	253,592
3% 6/1/49 (f)	3,500,000	3,514,020
3% 6/1/49 (f)	700,000	702,804
3% 6/1/49 (f)	700,000	702,804
3% 6/1/49 (f)	1,000,000	1,004,006
3% 6/1/49 (f)	1,700,000	1,706,810
3% 6/1/49 (f)	2,000,000	2,008,011
3% 6/1/49 (f)	3,000,000	3,012,017
3% 6/1/49 (f)	5,900,000	5,923,634
3% 6/1/49 (f)	700,000	702,804
3.5% 7/1/32	946,290	978,346
4% 7/1/46 to 9/1/48	4,821,884	5,034,619
4% 6/1/49 (f)	2,200,000	2,270,803
4.5% 11/1/25 to 6/1/41	646,871	685,352
4.5% 6/1/49 (f)	3,300,000	3,447,620
5.5% 8/1/25	80,917	84,192
6% 1/1/34 to 6/1/36	298,570	337,085
6.5% 2/1/22 to 8/1/36	311,820	354,042
		47,731,976
Freddie Mac - 0.8%
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(d)	6,179	6,419
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(d)	5,587	5,814
12 month U.S. LIBOR + 1.754% 4.505% 9/1/41 (c)(d)	89,596	93,233
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(d)	6,784	7,115
12 month U.S. LIBOR + 1.880% 4.712% 10/1/41 (c)(d)	100,905	105,110
12 month U.S. LIBOR + 1.884% 4.668% 10/1/42 (c)(d)	50,544	52,656
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)	11,090	11,620
12 month U.S. LIBOR + 2.073% 5.004% 3/1/33 (c)(d)	298	311
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (c)(d)	7,027	7,241
6 month U.S. LIBOR + 1.647% 4.438% 2/1/37 (c)(d)	7,703	7,984
6 month U.S. LIBOR + 1.665% 4.49% 7/1/35 (c)(d)	103,544	107,417
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (c)(d)	9,970	10,377
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (c)(d)	2,633	2,748
6 month U.S. LIBOR + 1.843% 4.609% 10/1/36 (c)(d)	27,659	28,848
6 month U.S. LIBOR + 1.912% 4.684% 10/1/35 (c)(d)	18,157	18,929
6 month U.S. LIBOR + 2.010% 4.635% 5/1/37 (c)(d)	10,248	10,693
6 month U.S. LIBOR + 2.010% 4.708% 5/1/37 (c)(d)	17,725	18,504
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (c)(d)	7,686	8,025
6 month U.S. LIBOR + 2.286% 5.015% 10/1/35 (c)(d)	2,087	2,170
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.393% 6/1/33 (c)(d)	25,726	26,824
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.74% 4/1/34 (c)(d)	82,049	85,938
U.S. TREASURY 1 YEAR INDEX + 2.239% 4.865% 2/1/36 (c)(d)	340	355
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (c)(d)	21,773	22,726
3% 4/1/33 to 7/1/33	1,267,751	1,295,969
3.5% 7/1/32	338,203	349,894
5% 9/1/35	1,030	1,129
6% 1/1/24	45,365	47,497
6.5% 12/1/21	11,436	11,827
9.5% 11/1/21 to 12/1/22	276	286
		2,347,659
Ginnie Mae - 0.2%
6% 6/15/36	268,893	304,719
8% 12/15/23	16,512	17,631
4.5% 3/20/47	169,343	178,113
4.537% 2/20/62 (c)(g)	49,724	50,186
4.555% 8/20/61 (c)(g)	7,244	7,234
4.629% 2/20/62 (c)(g)	25,785	25,822
4.866% 1/20/62 (c)(g)	82,055	83,003
5.47% 8/20/59 (c)(g)	525	572
		667,280
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $50,148,178)		50,746,915

Asset-Backed Securities - 2.1%
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.4206% 5/25/29 (c)(d)	$213,959	$215,009
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.6806% 2/25/32 (c)(d)	27,802	27,791
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.8124% 7/28/21 (c)(d)	562,781	562,289
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.0809% 12/15/27 (c)(d)(h)	663,514	662,515
Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 3.0503% 1/26/26 (c)(d)	3,475,779	3,475,636
Series 2011-1 Class A1, 1 month U.S. LIBOR + 0.520% 2.9498% 3/25/26 (c)(d)	1,230,148	1,230,282
TOTAL ASSET-BACKED SECURITIES
(Cost $6,189,327)		6,173,522

Collateralized Mortgage Obligations - 13.5%
U.S. Government Agency - 13.5%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.05% 4/25/24 (c)(d)	95,714	95,173
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.4098% 8/25/31 (c)(d)	28,032	28,553
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 3.0406% 11/18/31 (c)(d)	28,712	28,887
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4298% 4/25/32 (c)(d)	6,451	6,560
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.8798% 11/25/32 (c)(d)	225,845	226,859
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.4298% 11/25/32 (c)(d)	13,214	13,439
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.3598% 6/25/36 (c)(d)	373,183	378,226
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	36,478	36,792
Series 2005-64 Class PX, 5.5% 6/25/35	82,514	87,293
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	41,256	42,791
Series 2004-52 Class KZ, 5.5% 7/25/34	620,160	688,073
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	177,961	13,933
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.3498% 3/25/36 (c)(d)	233,648	238,333
Series 2011-67 Class AI, 4% 7/25/26 (e)	47,895	3,605
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 3.4396% 3/15/32 (c)(d)	31,484	32,012
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.8396% 11/15/32 (c)(d)	41,152	41,166
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 3.0396% 2/15/32 (c)(d)	16,664	16,810
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.3396% 2/15/33 (c)(d)	100,268	101,829
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.8396% 3/15/34 (c)(d)	113,204	113,161
planned amortization class:
Series 3415 Class PC, 5% 12/15/37	38,525	41,699
Series 3840 Class VA, 4.5% 9/15/27	12,815	12,805
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	126,765	135,940
Series 2004-2802 Class ZG, 5.5% 5/15/34	498,627	556,298
Series 2004-2862 Class NE, 5% 9/15/24	705,268	726,731
Series 2145 Class MZ, 6.5% 4/15/29	139,389	156,206
Series 2357 Class ZB, 6.5% 9/15/31	94,317	107,196
Series 3745 Class KV, 4.5% 12/15/26	412,395	435,078
Series 3859 Class JZ, 5% 5/15/41	689,925	753,898
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	350,603	362,246
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	3,630,632	3,711,431
Series 2019-2 Class MA, 3.5% 8/25/58	2,726,936	2,808,804
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.9406% 7/20/37 (c)(d)	63,070	63,281
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.9206% 1/20/38 (c)(d)	16,465	16,518
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.3006% 8/20/38 (c)(d)	137,065	139,010
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.3406% 9/20/38 (c)(d)	111,599	113,893
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 3.0376% 11/16/39 (c)(d)	63,948	64,367
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.9676% 12/16/39 (c)(d)	48,868	49,117
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.8085% 7/20/60 (c)(d)(g)	716,544	713,305
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.7934% 9/20/60 (c)(d)(g)	851,783	847,553
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.7934% 8/20/60 (c)(d)(g)	965,772	961,116
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8734% 12/20/60 (c)(d)(g)	304,904	303,988
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 12/20/60 (c)(d)(g)	474,240	474,343
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 2/20/61 (c)(d)(g)	918,134	918,311
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9834% 2/20/61 (c)(d)(g)	1,096,143	1,096,167
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 4/20/61 (c)(d)(g)	366,074	366,152
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (c)(d)(g)	451,619	451,728
Class FC, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (c)(d)(g)	403,996	404,086
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0234% 6/20/61 (c)(d)(g)	500,581	501,008
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 10/20/61 (c)(d)(g)	519,124	520,422
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 11/20/61 (c)(d)(g)	472,251	474,556
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 1/20/62 (c)(d)(g)	333,076	334,632
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 1/20/62 (c)(d)(g)	472,199	473,737
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 3/20/62 (c)(d)(g)	281,447	281,796
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1434% 5/20/61 (c)(d)(g)	14,315	14,348
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7734% 5/20/63 (c)(d)(g)	147,610	147,450
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.6934% 4/20/63 (c)(d)(g)	142,125	141,852
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.8934% 12/20/62 (c)(d)(g)	137,504	137,424
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.6906% 10/20/47 (c)(d)	354,343	348,137
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7406% 5/20/48 (c)(d)	444,783	439,384
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.7406% 6/20/48 (c)(d)	507,283	500,174
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	303,805	314,053
Series 2017-134 Class BA, 2.5% 11/20/46	73,504	73,455
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	179,842	178,441
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	1,944,897	1,958,065
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	1,484,438	1,491,775
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	378,160	378,345
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.9934% 9/20/62 (c)(d)(g)	724,803	724,848
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1434% 11/20/65 (c)(d)(g)	90,763	90,844
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	1,338,656	1,384,528
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	426,643	428,534
Series 2010-H17 Class XP, 5.2951% 7/20/60 (c)(g)	332,629	334,292
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(g)	258,446	260,023
Series 2012-64 Class KI, 3.5% 11/20/36 (e)	61,282	2,918
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.4125% 4/20/39 (c)(i)	162,968	166,934
Class ST, 8.800% - 1 month U.S. LIBOR 5.5458% 8/20/39 (c)(i)	548,764	567,290
Series 2013-H08 Class MA, 3% 3/20/63 (g)	1,137,436	1,138,172
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	1,246,389	1,243,253
Class JA, 2.5% 6/20/65 (g)	154,742	154,325
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(g)	1,459,708	1,450,118
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.91% 5/20/66 (c)(d)(g)	1,608,878	1,616,358
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.76% 8/20/66 (c)(d)(g)	1,684,551	1,688,041
		38,944,294
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $38,879,456)		38,944,294

Commercial Mortgage Securities - 4.3%
Freddie Mac:
sequential payer:
Series K155 Class A1, 3.75% 11/25/29	58,222	62,598
Series K712 Class A2, 1.869% 11/25/19	3,070,430	3,058,662
Series K013 Class A2, 3.974% 1/25/21	5,225,000	5,331,210
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.757% 2/25/20 (c)(d)	3,784,000	3,780,389
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,203,963)		12,232,859

Foreign Government and Government Agency Obligations - 5.6%
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,600,000	13,224,270
5.5% 12/4/23	4,000	4,577
Ukraine Government 1.471% 9/29/21	2,891,000	2,842,983
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,923,079)		16,071,830
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund 2.41% (j)
(Cost $13,230,565)	13,227,947	13,230,593

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	5,500,000	$53,222
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	9,656

TOTAL PUT OPTIONS			62,878

Call Options - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	5,500,000	232,734
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	51,976

TOTAL CALL OPTIONS			284,710

TOTAL PURCHASED SWAPTIONS
(Cost $417,140)			347,588
TOTAL INVESTMENT IN SECURITIES - 113.3%
(Cost $324,536,093)			326,789,400
NET OTHER ASSETS (LIABILITIES) - (13.3)%			(38,308,369)
NET ASSETS - 100%			$288,481,031

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/34	$(250,000)	$(253,660)
3% 6/1/34	(1,150,000)	(1,166,837)
3% 6/1/34	(150,000)	(152,196)
3% 6/1/34	(150,000)	(152,196)
3% 6/1/34	(250,000)	(253,660)
3% 6/1/34	(1,300,000)	(1,319,033)
3% 6/1/34	(600,000)	(608,784)
3% 7/1/34	(250,000)	(253,592)
3% 7/1/34	(250,000)	(253,592)
3% 6/1/49	(9,600,000)	(9,638,455)
3% 6/1/49	(3,000,000)	(3,012,017)
3% 6/1/49	(5,900,000)	(5,923,634)
3% 6/1/49	(700,000)	(702,804)
4% 6/1/49	(2,200,000)	(2,270,803)
TOTAL TBA SALE COMMITMENTS
(Proceeds $25,627,770)		$(25,961,263)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	68	Sept. 2019	$8,619,000	$52,863	$52,863
CBOT 2-Year U.S. Treasury Note Contracts (United States)	137	Sept. 2019	29,410,047	83,861	83,861
CBOT 5-Year U.S. Treasury Note Contracts (United States)	214	Sept. 2019	25,116,578	124,548	124,548
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	Sept. 2019	175,781	3,732	3,732

TOTAL PURCHASED					265,004

Sold
Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	24	Sept. 2019	3,277,125	(73,955)	(73,955)
TOTAL FUTURES CONTRACTS					$191,049

The notional amount of futures purchased as a percentage of Net Assets is 21.9%

The notional amount of futures sold as a percentage of Net Assets is 1.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $50,441,529.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Jun. 2029	$553,000	$(15,722)	$0	$(15,722)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $245,443.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $24,903.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $662,515 or 0.2% of net assets.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,836
Total	$48,836

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$189,041,799	$--	$189,041,799	$--
U.S. Government Agency - Mortgage Securities	50,746,915	--	50,746,915	--
Asset-Backed Securities	6,173,522	--	6,173,522	--
Collateralized Mortgage Obligations	38,944,294	--	38,944,294	--
Commercial Mortgage Securities	12,232,859	--	12,232,859	--
Foreign Government and Government Agency Obligations	16,071,830	--	16,071,830	--
Money Market Funds	13,230,593	13,230,593	--	--
Purchased Swaptions	347,588	--	347,588	--
Total Investments in Securities:	$326,789,400	$13,230,593	$313,558,807	$--
Derivative Instruments:
Assets
Futures Contracts	$265,004	$265,004	$--	$--
Total Assets	$265,004	$265,004	$--	$--
Liabilities
Futures Contracts	$(73,955)	$(73,955)	$--	$--
Swaps	(15,722)	--	(15,722)	--
Total Liabilities	$(89,677)	$(73,955)	$(15,722)	$--
Total Derivative Instruments:	$175,327	$191,049	$(15,722)	$--
Other Financial Instruments:
TBA Sale Commitments	$(25,961,263)	$--	$(25,961,263)	$--
Total Other Financial Instruments:	$(25,961,263)	$--	$(25,961,263)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$265,004	$(73,955)
Purchased Swaptions(b)	347,588	0
Swaps(c)	0	(15,722)
Total Interest Rate Risk	612,592	(89,677)
Total Value of Derivatives	$612,592	$(89,677)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $311,305,528)	$313,558,807
Fidelity Central Funds (cost $13,230,565)	13,230,593
Total Investment in Securities (cost $324,536,093)		$326,789,400
Receivable for investments sold		2,276,774
Receivable for TBA sale commitments		25,627,770
Receivable for fund shares sold		512,170
Interest receivable		1,739,165
Distributions receivable from Fidelity Central Funds		15,326
Receivable for daily variation margin on futures contracts		180,075
Total assets		357,140,680
Liabilities
Payable to custodian bank	$22,497
Payable for investments purchased
Regular delivery	4,619,441
Delayed delivery	37,802,662
TBA sale commitments, at value	25,961,263
Payable for fund shares redeemed	126,007
Distributions payable	14,823
Accrued management fee	107,898
Payable for daily variation margin on centrally cleared OTC swaps	4,751
Other payables and accrued expenses	307
Total liabilities		68,659,649
Net Assets		$288,481,031
Net Assets consist of:
Paid in capital		$290,702,311
Total distributable earnings (loss)		(2,221,280)
Net Assets, for 28,858,950 shares outstanding		$288,481,031
Net Asset Value, offering price and redemption price per share ($288,481,031 ÷ 28,858,950 shares)		$10.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Interest		$3,569,255
Income from Fidelity Central Funds		48,836
Total income		3,618,091
Expenses
Management fee	$680,018
Independent trustees' fees and expenses	651
Commitment fees	439
Total expenses before reductions	681,108
Expense reductions	(664)
Total expenses after reductions		680,444
Net investment income (loss)		2,937,647
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,118,672)
Fidelity Central Funds	(27)
Futures contracts	836,067
Total net realized gain (loss)		(282,632)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,295,730
Fidelity Central Funds	27
Futures contracts	149,926
Swaps	(15,722)
Delayed delivery commitments	(333,493)
Total change in net unrealized appreciation (depreciation)		7,096,468
Net gain (loss)		6,813,836
Net increase (decrease) in net assets resulting from operations		$9,751,483

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,937,647	$4,631,067
Net realized gain (loss)	(282,632)	(2,728,584)
Change in net unrealized appreciation (depreciation)	7,096,468	(1,797,420)
Net increase (decrease) in net assets resulting from operations	9,751,483	105,063
Distributions to shareholders	(2,866,504)	(4,189,041)
Share transactions
Proceeds from sales of shares	64,220,107	102,120,762
Reinvestment of distributions	2,669,079	3,998,228
Cost of shares redeemed	(99,031,902)	(145,185,740)
Net increase (decrease) in net assets resulting from share transactions	(32,142,716)	(39,066,750)
Total increase (decrease) in net assets	(25,257,737)	(43,150,728)
Net Assets
Beginning of period	313,738,768	356,889,496
End of period	$288,481,031	$313,738,768
Other Information
Shares
Sold	6,513,213	10,449,998
Issued in reinvestment of distributions	269,558	409,085
Redeemed	(10,049,190)	(14,844,152)
Net increase (decrease)	(3,266,419)	(3,985,069)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Limited Term Government Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$9.88	$9.98	$10.04	$10.09	$10.08
Income from Investment Operations
Net investment income (loss)A	.096	.142	.109	.086	.079	.065
Net realized and unrealized gain (loss)	.228	(.123)	(.061)	(.048)	(.026)	.043
Total from investment operations	.324	.019	.048	.038	.053	.108
Distributions from net investment income	(.094)	(.129)	(.114)	(.089)	(.069)	(.062)
Distributions from net realized gain	–	–	(.034)	(.009)	(.034)	(.036)
Total distributions	(.094)	(.129)	(.148)	(.098)	(.103)	(.098)
Net asset value, end of period	$10.00	$9.77	$9.88	$9.98	$10.04	$10.09
Total ReturnB,C	3.33%	.20%	.48%	.37%	.53%	1.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.95%F	1.45%	1.10%	.86%	.78%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$288,481	$313,739	$356,889	$402,831	$388,530	$365,567
Portfolio turnover rateG	201%F	124%	114%	118%	102%	107%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Limited Term Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,235,577
Gross unrealized depreciation	(1,033,042)
Net unrealized appreciation (depreciation)	$2,202,535
Tax cost	$324,428,699

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,299,562)
Long-term	(1,671,269)
Total capital loss carryforward	$(3,970,831)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$836,067	$149,926
Purchased Options	–	(44,030)
Swaps	–	(15,722)
Totals	$836,067	$90,174

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,791,122 and $2,774,936, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $439 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $664.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.45%	$1,000.00	$1,033.30	$2.28
Hypothetical-C		$1,000.00	$1,022.69	$2.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ISG-SANN-0719
1.968338.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 24, 2019